Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	€ 24,601	€ 774	€ 2,710
Adjustments to reconcile net income to net cash provided by operating activities:
Write-down of inventory	228	173	337
Unrealized foreign exchange loss/(gain)	(37)	36	(48)
Release of inventory reserve (net)	(186)	(630)	0
Depreciation and amortization	1,474	1,456	1,320
Stock-based compensation	1,816	1,916	1,666
Gain on fixed asset disposal	(306)	0	(14)
Release of allowance for doubtful accounts	0	(27)	0
Provision for income taxes	613	117	580
Release of income tax provision	0	(91)	0
Deferred tax assets	(17,863)	0	0
Deferred tax liabilities	28	0	0
Changes in operating assets and liabilities:
Accounts receivable	(4,549)	976	(1,281)
Inventories	(498)	1,413	(919)
Prepaid expenses and other current and non-current assets	(223)	(358)	42
Accounts payable, accrued expenses and income tax payables	6,656	(2,010)	(648)
Termination indemnities	(92)	8	(134)
Deferred revenue	(152)	(331)	(1,210)
Net cash provided by operating activities	11,510	3,422	2,401
Investing activities
Capital expenditures	(850)	(611)	(718)
Proceeds from sale of marketing authorization, trademark and equipment	310	0	62
Short-term deposit	(4,000)	0	0
Sales of marketable securities	0	0	263
Net cash used in investing activities	(4,540)	(611)	(393)
Financing activities
Proceeds from stock option exercises	2,449	277	77
Repayments of long-term debt	(408)	(505)	(808)
Proceeds from long-term debt	600	0	0
Principal payment of capital lease obligation	0	(21)	(70)
Net cash provided by/(used in) financing activities	2,641	(249)	(801)
Net increase in cash and cash equivalents	9,611	2,562	1,207
Effect of exchange rates on cash and cash equivalents	(58)	(67)	41
Cash and cash equivalents, beginning of period	12,485	9,990	8,742
Cash and cash equivalents, end of period	22,038	12,485	9,990
Supplemental disclosure of cash flow information:
Cash paid for interest	20	44	66
Cash paid for income taxes	€ 11	€ 1,011	€ 375